Investment Objectives and Goals	Jan. 22, 2026
Calamos S&P 500 Structured Alt Protection ETF - January | Calamos S&P 500 Structured Alt Protection ETF - January
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® – January
Calamos S&P 500 Structured Alt Protection ETF - February | Calamos S&P 500 Structured Alt Protection ETF - February
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® – February
Calamos S&P 500 Structured Alt Protection ETF - March | Calamos S&P 500 Structured Alt Protection ETF - March
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® – March
Calamos S&P 500 Structured Alt Protection ETF - April | Calamos S&P 500 Structured Alt Protection ETF - April
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® – April
Calamos S&P 500 Structured Alt Protection ETF - May | Calamos S&P 500 Structured Alt Protection ETF - May
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® – May
Calamos S&P 500 Structured Alt Protection ETF - June | Calamos S&P 500 Structured Alt Protection ETF - June
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® – June
Calamos S&P 500 Structured Alt Protection ETF - July | Calamos S&P 500 Structured Alt Protection ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® – July
Calamos S&P 500 Structured Alt Protection ETF - August | Calamos S&P 500 Structured Alt Protection ETF - August
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® – August
Calamos S&P 500 Structured Alt Protection ETF - September | Calamos S&P 500 Structured Alt Protection ETF - September
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® – September
Calamos S&P 500 Structured Alt Protection ETF - October | Calamos S&P 500 Structured Alt Protection ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® – October
Calamos S&P 500 Structured Alt Protection ETF - November | Calamos S&P 500 Structured Alt Protection ETF - November
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® – November
Calamos S&P 500 Structured Alt Protection ETF - December | Calamos S&P 500 Structured Alt Protection ETF - December
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® – December
Calamos Nasdaq-100 Structured Alt Protection ETF - March | Calamos Nasdaq-100 Structured Alt Protection ETF - March
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Nasdaq-100® Structured Alt Protection ETF® – March
Calamos Nasdaq-100 Structured Alt Protection ETF - June | Calamos Nasdaq-100 Structured Alt Protection ETF - June
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Nasdaq-100® Structured Alt Protection ETF® – June
Calamos Nasdaq-100 Structured Alt Protection ETF - September | Calamos Nasdaq-100 Structured Alt Protection ETF - September
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Nasdaq-100® Structured Alt Protection ETF® – September
Calamos Nasdaq-100 Structured Alt Protection ETF - December | Calamos Nasdaq-100 Structured Alt Protection ETF - December
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Nasdaq-100® Structured Alt Protection ETF® – December
Calamos Russell 2000 Structured Alt Protection ETF - January | Calamos Russell 2000 Structured Alt Protection ETF - January
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Russell 2000® Structured Alt Protection ETF® – January
Calamos Russell 2000 Structured Alt Protection ETF - April | Calamos Russell 2000 Structured Alt Protection ETF - April
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Russell 2000® Structured Alt Protection ETF® – April
Calamos Russell 2000 Structured Alt Protection ETF - July | Calamos Russell 2000 Structured Alt Protection ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Russell 2000® Structured Alt Protection ETF® – July
Calamos Russell 2000 Structured Alt Protection ETF - October | Calamos Russell 2000 Structured Alt Protection ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Russell 2000® Structured Alt Protection ETF® – October
Calamos Bitcoin Structured Alt Protection ETF - January | Calamos Bitcoin Structured Alt Protection ETF - January
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Bitcoin Structured Alt Protection ETF® – January
Calamos Bitcoin Structured Alt Protection ETF - April | Calamos Bitcoin Structured Alt Protection ETF - April
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Bitcoin Structured Alt Protection ETF® – April
Calamos Bitcoin Structured Alt Protection ETF - July | Calamos Bitcoin Structured Alt Protection ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Bitcoin Structured Alt Protection ETF® – July
Calamos Bitcoin Structured Alt Protection ETF - October | Calamos Bitcoin Structured Alt Protection ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Bitcoin Structured Alt Protection ETF® – October
Calamos Bitcoin 90 Series Structured Alt Protection ETF - January | Calamos Bitcoin 90 Series Structured Alt Protection ETF - January
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January
Calamos Bitcoin 90 Series Structured Alt Protection ETF - April | Calamos Bitcoin 90 Series Structured Alt Protection ETF - April
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April
Calamos Bitcoin 90 Series Structured Alt Protection ETF - July | Calamos Bitcoin 90 Series Structured Alt Protection ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July
Calamos Bitcoin 90 Series Structured Alt Protection ETF - October | Calamos Bitcoin 90 Series Structured Alt Protection ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October
Calamos Bitcoin 80 Series Structured Alt Protection ETF - January | Calamos Bitcoin 80 Series Structured Alt Protection ETF - January
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January
Calamos Bitcoin 80 Series Structured Alt Protection ETF - April | Calamos Bitcoin 80 Series Structured Alt Protection ETF - April
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April
Calamos Bitcoin 80 Series Structured Alt Protection ETF - July | Calamos Bitcoin 80 Series Structured Alt Protection ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July
Calamos Bitcoin 80 Series Structured Alt Protection ETF - October | Calamos Bitcoin 80 Series Structured Alt Protection ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October